Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

February 27, 2015
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rydex Variable Trust (File Nos. 333-57017 and 811-08821) Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 59”). The purpose of PEA No. 59 is to reflect revised principal investment strategies and other corresponding changes for the Trust's Multi-Hedge Strategies Fund, Amergio Fund, Clermont Fund and Select Allocation Fund.
Please direct any questions or comments you may have to my attention at the address listed. In addition, please feel free to contact me at 202.373.6101 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores